Voya Index Solution 2065 Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 1.0%
107	Vanguard Russell 1000 Growth ETF	$23,850	1.0

	Total Exchange-Traded Funds
	(Cost $22,500)	23,850	1.0

MUTUAL FUNDS: 98.8%
	Affiliated Investment Companies: 98.8%
14,156	Voya Emerging Markets Index Portfolio - Class P2	167,037	7.0
58,589	Voya International Index Portfolio - Class P2	566,553	23.8
10,647	Voya Russell Mid Cap Index Portfolio - Class P2	119,037	5.0
9,970	Voya Russell Small Cap Index Portfolio - Class P2	119,336	5.0
4,130	Voya U.S. Bond Index Portfolio - Class P2	46,790	2.0
77,389	Voya U.S. Stock Index Portfolio - Class P2	1,334,190	56.0

	Total Mutual Funds
	(Cost $2,325,130)	2,352,943	98.8

	Total Investments in Securities
	(Cost $2,347,630)	$2,376,793	99.8
	Assets in Excess of Other Liabilities	5,465	0.2
	Net Assets	$2,382,258	100.0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$23,850	$–	$–	$23,850
Mutual Funds	2,352,943	–	–	2,352,943
Total Investments, at fair value	$2,376,793	$–	$–	$2,376,793

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2020 , where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2019	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 09/30/2020	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class P2	$-	$173,221	$(5,462)	$(722)	$167,037	$-	$(78)	$-
Voya International Index Portfolio - Class P2	-	599,334	(27,042)	(5,739)	566,553	-	(333)	-
Voya Russell Mid Cap Index Portfolio - Class P2	-	123,067	(4,861)	831	119,037	-	(55)	-
Voya Russell Small Cap Index Portfolio - Class P2	-	123,260	(3,940)	16	119,336	-	(91)	-
Voya U.S. Bond Index Portfolio - Class P2	-	51,469	(4,208)	(471)	46,790	224	(46)	-
Voya U.S. Stock Index Portfolio - Class P2	-	1,369,600	(69,308)	33,898	1,334,190	-	2,202	-
	$-	$2,439,951	$(114,821)	$27,813	$2,352,943	$224	$1,599	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Index Solution 2065 Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

At September 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost of investments for federal income tax purposes is the same as for financial statement purposes.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$36,095
Gross Unrealized Depreciation	(6,932)
Net Unrealized Appreciation	$29,163